FHLB Advances And Other Debt (Assets Pledged As Collateral With FRB) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	$ 125,569	$ 116,050
Commercial Real Estate [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	39,914	38,317
Real Estate Commercial [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	$ 85,655	$ 77,733